CONSOLIDATED AND COMBINED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Parent Equity	Accumulated Other Comprehensive Income
Beginning balance (in shares) at Dec. 31, 2014		0			0
Beginning balance at Dec. 31, 2014	$ 1,364,335	$ 0	$ 0	$ 0	$ 0	$ 1,337,590	$ 26,745
Increase (Decrease) in Stockholders' Equity
Net income (loss)	26,648			(29,315)		55,963
Foreign currency translation adjustment	2,453						2,453
Net distributions to parent	(57,635)					(57,635)
Cash transfer to Archrock, Inc.	(532,578)					(532,578)
Conversion of parent equity to additional paid-in capital (in shares)		34,286,267
Conversion of parent equity to additional paid-in capital	0	$ 343	802,997			(803,340)
Conversion of stock-based compensation awards at Spin-off (in shares)		505,512
Conversion of stock-based compensation awards at Spin-off	0	$ 5	(5)
Treasury stock purchased (in shares)					(3,389)
Treasury stock purchased	(54)				$ (54)
Stock-based compensation, net of forfeitures (in shares)		361,579			(2,387)
Stock-based compensation, net of forfeitures	2,119	$ 4	2,115
Income tax benefit from stock-based compensation expenses	648		648
Ending balance (in shares) at Dec. 31, 2015		35,153,358			(5,776)
Ending balance at Dec. 31, 2015	805,936	$ 352	805,755	(29,315)	$ (54)	0	29,198
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(227,937)			(227,937)
Options exercised (in shares)		61,177
Options exercised	786		786
Foreign currency translation adjustment	18,310						18,310
Cash transfer to Archrock, Inc.	(49,176)		(49,176)
Treasury stock purchased (in shares)					(196,654)
Treasury stock purchased	(2,091)				$ (2,091)
Stock-based compensation, net of forfeitures (in shares)		426,578
Stock-based compensation, net of forfeitures	10,966	$ 4	10,962
Other	(23)		(23)
Ending balance (in shares) at Dec. 31, 2016		35,641,113			(202,430)
Ending balance at Dec. 31, 2016	556,771	$ 356	768,304	(257,252)	$ (2,145)	0	47,508
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ 33,880			33,880
Options exercised (in shares)	69,000	69,122
Options exercised	$ 684	$ 1	683
Foreign currency translation adjustment	(1,801)						(1,801)
Cash transfer to Archrock, Inc.	(44,720)		(44,720)
Treasury stock purchased (in shares)					(250,748)
Treasury stock purchased	(4,792)				$ (4,792)
Stock-based compensation, net of forfeitures (in shares)		483,695
Stock-based compensation, net of forfeitures	14,764	$ 5	14,759
Ending balance (in shares) at Dec. 31, 2017		36,193,930			(453,178)
Ending balance at Dec. 31, 2017	554,786	$ 362	739,164	(223,510)	$ (6,937)	$ 0	$ 45,707
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment from adoption of ASU 2016-09	$ 0		$ 138	$ (138)